Long-term debt	3 Months Ended
Mar. 31, 2012
Long-term debt
Long-term debt

11           Long-term debt

	Current liabilities		Non-current liabilities
	March 31,2012	December 31, 2011	March 31, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,163	496	3,371	2,693
Others	17	9	177	52
Fixed Rate Notes
US dollars	—	410	10,132	10,073
EUR	—	—	999	970
Accrued charges	201	221	—	—
	1,381	1,136	14,679	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	303	246	5,260	5,245
Basket of currencies	2	1	2	—
Non-convertible debentures	—	—	2,560	2,505
Accrued charges	164	112	—	—
	469	359	7,822	7,750
Total	1,850	1,495	22,501	21,538

The long-term portion at March 31, 2012 (unaudited) was as follows:

2013	2,820
2014	1,272
2015	981
2016	1,638
2017 and after	15,790
22,501

At March 31, 2012 (unaudited) annual interest rates on long-term debt were as follows:

Up to 3%	4,621
3.1% to 5% (*)	3,303
5.1% to 7%	8,905
7.1% to 9% (**)	2,907
9.1% to 11% (**)	3,048
Over 11% (**)	1,567
24,351

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,297 of which US$ 5,044 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 2.91% per year in US dollars.

The average cost of all derivative transactions is 3.15% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of March 31, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	March 31, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,267	2,167
Tranche “B”	5	5	No date	6.5% p.a + IGP-DI	376	364
					2,643	2,531

Long-term portion					2,560	2,505
Accrued chages					83	26
					2,643	2,531

The indexation indices/ rates applied to our debt were as follows (unaudited):

	Three-month period ended
	March 31, 2012	December 31, 2011	March 31, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	(4.5)
IGP-M - General Price Index - Market	0.6	0.9	2.4
Appreciation (devaluation) of Real against US dollar	2.0	(0.7)	2.3

On April 2012 (subsequent event), through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$ 1,250 notes due 2022 that were priced in March at a price of 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas’s US$ 1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were sold at a price of 98.804% of the principal amount.

Credit Lines

In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards.  The agreement provides a credit line of up to US$ 530.  As of March 31, 2012, Vale had drawn US$ 178 under the facility.

In October 2010, we signed an agreement with Export Development Canada (EDC) to finance its investment program. Under the agreement, EDC will provide a credit line of up to US$ 1 billion. As of March 31, 2012, Vale disbursed US$ 675.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of March 31, 2012, we had drawn US$ 466 under this facility.

In June 2010, Vale established certain facilities with Banco Nacional de Desenvolvimento Econômico Social — BNDES for a total amount of R$ 774 (US$ 423), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 56). As of March 31, 2012, we had drawn R$ 615 (US$ 336) under these facilities.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (JBIC) and US$ 2 billion with Nippon Export and Investment Insurance (NEXI), to finance mining projects, logistics and energy generation. Until March 31, 2012, Vale through its subsidiary PT Vale Indonesia Tbk (PTI) withdrew US$ 300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 4 billion) with Banco Nacional de Desenvolvimento Econômico e Social - BNDES to finance its investment program. March 31, 2012, Vale withdrew R$ 3,986 (US$ 2,176) in this line.

Revolving credit lines

Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On March 31, 2012, the total amount available under the revolving credit lines was US$4.1 billion, of which US$ 3 billion can be drawn by Vale S.A., Vale Canada Limited and Vale International, US$ 350 can be drawn by Vale International and the balance by Vale Canada Limited. As of March 31, 2012, none of the borrowers had drawn any amounts under these facilities, but letters of credit totaling US$ 110 had been issued and remained outstanding pursuant Vale Canada Limited’s facility.

Guarantee

On March 31, 2012, US$ 763 of the total aggregate outstanding debt was secured by fixed assets.

Covenants

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of March 31, 2012.